UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21487

RMK STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2008 (Unaudited)

Principal Amount Notional Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE* - 15.7%
	Collateralized Debt Obligations (“CDO”) - 8.2%
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/5/51 #~	$200
3,610,159	High Income Trust Securities Inc. 2003-1A B, 3.258% 11/6/37 †#	153,432
1,000,000	Kodiak CDO 2007-2A E, 6.020% 11/7/42 †#	20,000
2,981,700	Millstone III-A CDO Ltd., Zero Coupon Bond 7/5/46 #~	298
998,140	Preferred Term Securities XXVIII, Ltd., 4.526% 3/22/38 †#	598,884
6,000,000	Steers Delaware Business Trust 2007-A, 5.491% 6/20/18 †#	4,785,000

		5,557,814

	Home Equity Loans - 5.3%
3,915,000	Lake Country Mortgage Loan Trust 2006-HE1 M8, 5.233% 7/25/34 †#	2,169,576
1,097,697	Residential Funding Mortgage Securities II 2007-HI1 A1, 2.613% 3/25/37#	1,004,456
12,705,552	United Capital Markets, Inc. 2003-A, 2.300% 11/8/27 interest-only strips †#	429,448

		3,603,480

	Manufactured Housing Loans- 2.2%
2,033,935	Mid-State Trust 2005-1 B, 7.758% 1/15/40	1,529,151

Total Asset-Backed Securities - Investment Grade* (cost $21,953,330)		10,690,445

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED* - 18.2%
	Certificate-Backed Obligations (“CBO”) - 0.1%
2,420,547	Helios Series I Multi-Asset CBO, Ltd. IA C, 5.904% 12/13/36 †#	24,205
1,902,416	MKP CBO I Ltd., 4A CS 2.000% 7/12/40 †#	9,512

		33,717

	Collateralized Debt Obligations (“CDO”) - 11.9%
1,000,000	801 Grand CDO 2006-1 LLC, 8.803% 9/20/16 †#	470,000
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 7/6/47 in default #~	100
3,000,000	Acacia CDO, Ltd. 10A, Zero Coupon Bond 9/7/46 †#~	300
4,000,000	Aladdin CDO I Ltd. 2006-3A, 7.803% 10/31/13 †#	280,000
281,500	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 #	28
2,157,500	Attentus CDO Ltd. 2006-2A F1, 7.710% 10/9/41 †#	216
733,900	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 #	73
3,144,700	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 †#	314
2,113,500	Broderick CDO Ltd. 2007-3A D, 9.422% 12/6/50 †#	211
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 8/13/47 #~	100
4,000,000	Dillon Read CDO Ltd. 2006-1A, 11.674% 12/5/46 †#	840,000
1,750,000	Duane Park, 8.803% 6/27/16 †#	310,625
4,082,700	Fiorente Funding Ltd. 2006-1A M1, 4.107% 11/4/56 †#	408
1,468,800	Fort Dequesne CDO Ltd. 2006-1A D, 5.959% 10/26/46 †#	147
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, Zero Coupon Bond 7/13/47 †#~	100
1,000,000	IXIS ABS 1 Ltd., Zero Coupon Bond 12/12/46 †#~	100
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 7.803% 4/30/14 †#	1,040,000
1,026,600	Knollwood CDO Ltd. 2006-2A E, 8.710% 7/13/46 †#	103
3,000,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46 #~	300
4,145,400	Kodiak CDO 2006-1A, 2.891% 8/7/37 †#	415
3,185,300	Kodiak CDO 2006-1A G, 6.270% 8/7/37 †#	319
4,916,800	Lancer Funding Ltd. 2007-2A A3, 7/15/47 in default †#~	492
2,654,100	Lincoln Avenue Asset-Backed Securities CDO Ltd., 6.023% 7/5/46 †#	265
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 6.319% 7/30/31 †#	1,165,000
2,000,000	Linker Finance PLC 16A E, 5.983% 5/19/45 † #	30,000
1,057,300	Newbury Street CDO Ltd. 2007-1A D, 6.476% 3/4/53 †#	106
1,961,800	Norma CDO Ltd. 2007-1A E, 7.091% 3/11/49 †#	196
2,023,400	Orchid Structured Finance CDO Ltd. 2006-3A E, 6.478% 1/6/46 †#	202
3,051,900	Palmer Square 2A CN, 3.612% 11/2/45 †#	305
1,000,000	Pasa Funding Ltd. 2007-1A D, 4/7/52 in default #~	100
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 †#	260,000
3,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 †#	217,500
999,070	Preferred Term Securities XXI-2TR, 1.956% 3/22/38 †#	249,768
2,400,000	Preferred Term Securities XXII, Ltd., Zero Coupon Bond 9/22/36 †~	480,000
3,200,000	Preferred Term Securities XXIII, Ltd., Zero Coupon Bond 12/22/36 †~	1,384,000
2,000,000	Preferred Term Securities XXVIII, Ltd., 10.000% 3/22/38 †#	1,060,000
1,000,000	Regional Diversified Funding, Zero Coupon Bond 1/25/36 †#~	200,000
2,885,300	Sharps CDO 2006-1A D, Zero Coupon Bond 5/8/46 †#~	289
1,046,400	Squared CDO Ltd. 2007-1A C, 7.638% 5/11/57 †#	105
4,185,600	Taberna Preferred Funding Ltd. 2006-6A, 6.096% 12/5/36 †#	419
3,102,900	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	310
1,500,000	Trapeza CDO I LLC 2006-10A, Zero Coupon Bond 6/6/41 #~	7,500
2,043,500	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	51,088
2,000,000	Trapeza CDO I LLC 2006-11A, Zero Coupon Bond 10/10/41 #~	200
2,051,020	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 #	20,510
2,000	WEBS CDO 2006-1 PS, 4/13/47 †#~	20

		8,072,234

	Collateralized Loan Obligations (“CLO”) - 2.2%
1,000	Credit Genesis CLO 2005, 6/23/10 †#~	650,000
2,000,000	Eirles Two Ltd. 262, 8.284% 8/3/21 #	880,000

		1,530,000

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2008 (Unaudited)

Principal Amount Notional Amount/ Shares	Description	Value ‡
	Equipment Leases - 3.0%
8,438,000	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 #~	$84,380
7,123,631	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 †#~	212,284
9,511,900	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 †#~	951
622,017	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 #	115,720
872,912	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	178,240
2,735,092	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 †#	1,441,448

		2,033,023

	Home Equity Loans - 1.0%
157,265	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31 #	2,941
838,702	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, Zero Coupon Bond 11/25/29 ~	94,711
2,325,700	Asset-Backed Securities Corp. Home Equity 2002-HE3 M4, 6.971% 10/15/32	478,689
340,712	Fremont Home Loan Trust 2004-4 M7, 4.203% 3/25/35	97,707
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 †#	300
932,500	Terwin Mortgage Trust 2005-7SL, Zero Coupon Bond 7/25/35 †#~	93
870,600	Terwin Mortgage Trust 2005-11SL B7, Zero Coupon Bond 11/25/36 †#~	522
3,000,000	Terwin Mortgage Trust 2005-R1, Zero Coupon Bond 12/28/36 †#~	3,750

		678,713

Total Asset-Backed Securities - Below Investment Grade or Unrated* (cost $125,908,361)		12,347,687

CORPORATE BONDS - INVESTMENT GRADE* - 1.1%
	Finance - 0.2%
150,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 †	109,490
	Special Purpose Entities - 0.9%
2,000,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, Zero Coupon Bond 5/15/77 †#~	660,000

Total Corporate Bonds - Investment Grade* (cost $2,181,784)		769,490

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED* - 34.2%
	Apparel - 3.3%
3,817,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	2,232,945
	Automotives - 2.3%
950,000	General Motors, 8.375% 7/15/33	562,875
3,575,000	Metaldyne Corp., 11.000% 6/15/12	965,250

		1,528,125

	Basic Materials - 1.5%
1,075,000	AmeriCast Technologies Inc., 11.000% 12/1/14 †	997,063
	Communications - 3.0%
3,450,000	CCH I Holdings LLC, 11.750% 5/15/14	2,104,500
	Consulting Services - 3.2%
2,800,000	MSX International Inc., 12.500% 4/1/12 †	2,156,000
	Finance - 3.7%
2,450,000	Advanta Capital Trust I, 8.990% 12/17/26	1,531,250
1,000,000	Assurance America, 10.500% 12/31/35 †#	980,000
500,000	Security Capital Assurance Ltd., 6/17/49 in default ~	2,500

		2,513,750

	Industrials - 2.2%
341,566	Home Products Inc., pays-in-kind 3/20/17 #~	33,439
175,000	Momentive Performance, 11.500% 12/1/16	130,375
2,240,000	Terphane Holding Corp., 12.500% 6/15/09 †	1,338,400

		1,502,214

	Manufacturing - 4.1%
1,000,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	720,000
3,400,000	MAAX Corp., 6/15/12 in default ~	68,000
2,125,000	Wolverine Tube, Inc., 10.500% 4/1/09	1,976,250

		2,764,250

	Oil & Natural Gas - 1.9%
1,500,000	Seametric International, 11.625% 5/25/12 †#	1,320,000
	Real Estate Managemet - 1.1%
1,550,000	Realogy Corp., 12.375% 4/15/15	759,500
	Retail - 1.3%
1,284,000	Lazydays RV Center Inc., 11.750% 5/15/12	885,960
	Special Purpose Entities - 0.4%
681,000	Interactive Health LLC, 7.250% 4/1/11 †	272,400
	Telecommunications - 3.8%
3,260,000	Primus Telecommunications GP, 8.000% 1/15/14	1,043,200
2,075,000	Securus Technologies Inc., 11.000% 9/1/11	1,556,250

		2,599,450

	Tobacco - 2.4%
2,625,000	North Atlantic Trading Co., 9.250% 3/1/12	1,594,688

Total Corporate Bonds - Below Investment Grade or Unrated* (cost $38,286,132)		23,230,845

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE* - 6.9%
	Collateralized Mortgage Obligations - 6.9%
581,443	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	468,739
1,961,682	Countrywide Alternative Loan Trust 2005-56 M4, 3.403% 11/25/35 #	213,647
99,991,974	Countrywide Alternative Loan Trust 2006-HY12 A4X, 3.394% 8/25/36 interest-only strips	1,880,949
599,708	Deutsche Alt-A Securities Inc. Mortgage Loan 2006-AF1 A5, 2.763% 4/25/36	226,502
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 4.241% 9/27/35 †#	858,600
4,599,689	Harborview Mortgage Loan Trust 2004-1 X, 3.071% 4/19/34 interest-only strips #	144,522
13,147,829	Mellon Residential Funding Corp. 2004-TBC1 X, 0.535% 2/26/34 interest-only strips †#	72,839
116,579	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 †#~	1,562
3,000,000	Structured Asset Mortgage Investments Inc. 2006-AR3 1B1, 2.883% 4/25/36	511,023
733,464	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	301,909

Total Mortgage-Backed Securities - Investment Grade* (cost $14,698,203)		4,680,292

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2008 (Unaudited)

Principal Amount Notional Amount/ Shares	Description	Value ‡
MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED* - 13.5%
	Collateralized Mortgage Obligations - 13.4%
1,115,570	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 † #	$992,523
2,505,024	Countrywide Alternative Loan Trust 2006-6CB B4, 5.573% 5/25/36 #	83,918
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	1,254,300
5,459,730	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#~	2,061,594
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#~	29,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	98,130
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#~	500
2,959,561	Harborview Mortgage Loan Trust 2006-4 B11, 4.233% 5/19/47 †#	71,266
4,979,597	Harborview Mortgage Loan Trust 2006-5 B1, 3.071% 7/19/47 #	68,469
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	500
933,110	Long Beach Mortgage Loan Trust 2005-WL2 B3, 4.983% 8/25/35 †#	5,365
7,332,303	Long Beach Mortgage Loan Trust 2006-A A1, 2.573% 5/25/36	1,264,800
7,934,645	Long Beach Mortgage Loan Trust 2006-A A2, 5.548% 5/25/36	1,568,608
1,021,600	Park Place Securities Inc. 2005-WCW1 B, Zero Coupon Bond 9/25/35 †#~	102
5,000,000	Park Place Securities Inc. 2005-WCW2 M10, 4.983% 7/25/35 #	265,500
3,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 4.983% 6/25/35 #	147,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 4.983% 9/25/35 †#	27,800
3,000,939	Residential Accredit Loans Inc. 2006-Q08 M4, 3.013% 10/25/46 #	227,441
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	869,220
1,423,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	123,007
202,135	Structured Asset Securities Corp. 2004-S3 M9, 6.500% 11/25/34 †#	2,284

		9,161,327

	Residential Mortgage-Backed Securities- 0.1%
9	Harborview 2006-8, 7/22/36 †#~	1
67,000	Indymac Indx CI-1 Corp., 6/25/46 †#~	669

		670

Total Mortgage-Backed Securities - Below Investment Grade or Unrated* (cost $38,289,656)		9,161,997

MUNICIPAL SECURITIES - 0.1%
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	22,918
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	29,189

Total Municipal Securities (cost $56,472)		52,107

COMMON STOCKS - 2.1%
	Consumer Products - 0.1%
13,663	Home Products #~	410
182,412	Insight Health Services Holdings Corp ~	72,965

		73,375

	Energy - 0.6%
120,700	Pinnacle Gas Resources, Inc. ~	434,520
	Financials - 1.0%
26,200	FSI Realty Trust †~	32,750
92,000	FSI Realty Trust Regulation D †~	115,000
42,647	Mid Country †#~	554,411

		702,161

	Industrial - 0.3%
91,386	Intermet Corporation #~	10,966
1,050	Port Townsend Paper Corp. ~	164,588

		175,554

	Technology - 0.1%
5,193	Taiwan Semiconductor Manufacturing Company Ltd.	56,656

Total Common Stocks (cost $9,963,754)		1,442,266

EURODOLLAR TIME DEPOSITS - 6.0%
4,100,000	State Street Bank & Trust Company Eurodollar time deposits dated June 30, 2008, 0.850% maturing at $4,100,097 on July 1, 2008.	4,100,000

Total Investments - 97.8% (cost $255,437,692)		66,475,129

Other Assets and Liabilities, net - 2.2%		1,409,839

Net Assets		$67,884,968

†	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.
~	Non-income producing security.
#	Security valued at fair value – See Note 2 of the accompaning Notes to the Financial Statements regarding investment valuations.
*	Ratings are unaudited.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

FAS 157: Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Level 1 - Quoted Prices	$30,573,345	$24,176,440	$21,365,879	$20,797,683
Level 2 - Other Significant Observable Inputs	18,922,583	13,673,810	14,534,344	16,999,711
Level 3 - Significant Unobservable Inputs	36,620,936	23,865,398	42,646,653	28,677,735

Total	$86,116,864	$61,715,648	$78,546,876	$66,475,129

Level 3 Reconciliation

	Investments in Securities
	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Balance as of March 31, 2008	$64,930,271	$42,248,380	$69,393,904	$55,312,805
Net purchases/(sales) at cost	(8,798,339)	(3,834,035)	(4,401,763)	(9,099,336)
Realized gain/(loss)	(31,206,464)	(25,506,501)	(35,237,192)	(25,428,591)
Change in unrealized appreciation/(depreciation)	12,374,999	11,467,578	13,894,304	8,425,479
Accretion/(amortization)	(19,531)	(2,244)	(12,600)	(17,144)
Transfers in and/or out of Level 3	(660,000)	(507,780)	(990,000)	(515,478)

Balance as of June 30, 2008	$36,620,936	$23,865,398	$42,646,653	$28,677,735

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund): RMK Strategic Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President and Principal Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President and Principal Executive Officer

Date: August 27, 2008

by (Signature and Title):	/s/ Thomas F. Doodian
Thomas F. Doodian,
Treasurer and Principal Financial Officers

Date: August 27, 2008